Accounts Payable and Costs Accrual on Projects (Schedule of Accounts Payable and Project Accruals Based on Progress) (Details) - USD ($)	Dec. 31, 2014	Dec. 31, 2013
Accounts Payable and Costs Accrual on Projects [Abstract]
Accounts payable	$ 5,055,203	$ 9,298,109
Costs accrual on projects	6,470,364	15,444,203
Total	$ 11,525,567	$ 24,742,312